Basis of preparation of half-year report (Policies)	6 Months Ended
Dec. 31, 2020
Disclosure Of Background And Significant Accounting Policies [Abstract]
New and amended standards adopted by the Group

(a)	New and amended standards adopted by the Group

The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board 'AASB' that are mandatory for the current reporting period.

The adoption of these standards has not had any impact on the disclosures or amounts reported in these financial statements.